Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	10,384,750
Number exercisable	4,481,444
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,318,750
Number exercisable	0
Expiry date	Mar. 25, 2029
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,845,000
Number exercisable	479,700
Expiry date	Feb. 21, 2028
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.45
Number outstanding	1,930,400
Number exercisable	1,403,144
Expiry date	Jun. 30, 2025
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	617,100
Expiry date	Feb. 01, 2026
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	1,147,500
Expiry date	Feb. 01, 2027
Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	128,000
Expiry date	Jul. 12, 2026
Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	706,000
Expiry date	Apr. 06, 2026